Acquisitions and Investments - Summary of Preliminary Allocation of Purchase Price (Details) - FTS International, Inc $ in Thousands	Jun. 30, 2022 USD ($)
Assets acquired:
Cash and cash equivalents	$ 53,771
Accounts receivable	89,268
Prepaid expense and other assets	4,037
Inventories	42,344
Property and equipment	307,113
Operating lease right-of-use assets	2,748
Intangible assets	1,239
Other current assets	1,583
Total assets acquired	502,103
Liabilities assumed:
Accounts payable	62,985
Accrued expenses	19,308
Operating lease liability current	1,235
Current portion of debt	10,136
Other current liabilities	309
Operating lease liability non-current	1,512
Other liabilities	928
Total liabilities assumed	96,413
Net assets acquired	$ 405,690